Trade and Other Receivables - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Current Receivables [line items]
Average days-sales-outstanding (in days)	31 days	37 days
Face value of factored receivable from credit cards	R$ 3,247,722	R$ 2,553,188
Discount interest cost recognized on factored accounts receivable derecognized	6,449	10,414
Due more than 60 days [member]
Trade and Other Current Receivables [line items]
Credit cards	R$ 495,707	R$ 691,839
Domestic [member]
Trade and Other Current Receivables [line items]
Minimum period after interest chargeable on installments	6 months
International [member]
Trade and Other Current Receivables [line items]
Minimum period after interest chargeable on installments	10 months